Basis of Preparation and Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Comprehensive income	$ 431,000	$ 5,272,000	$ 24,280,000
Cash and cash equivalents	46,837,000	74,202,000	52,833,000	$ 45,213,000
Current assets (liabilities)	18,463,000
Profit (loss) from operating activities	$ 3,399,000	6,277,000	23,632,000
Entity Accounting Standard	IFRS
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	$ 1,891,000	4,400,000	0
Allowance For Doubtful Trade Receivables	0	0
Borrowing costs capitalised	$ 986,000
Number Of Operating Segments	1
Direct operating expense from investment property	$ 14,676,000
Lease components	19,856,000
Marguerite Maritime S.A [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	377,000
SK Shipholding S.A [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	327,000
Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	$ 282,000
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised		406,000	259,000
Loans received		25,000,000	18,000,000
Deferred Dry-docking costs [member]
IfrsStatementLineItems [Line Items]
Interval Between Vessel Drydocking Special Survey	2 years 6 months
Depreciation method	straight-line basis
Vessels [member]
IfrsStatementLineItems [Line Items]
Depreciation method	straight-line
Useful life	25
Vessels scrap rate per ton		480	440
Decrease in depreciation expense due to changes in scrap rate		$ 62,000	$ 118,000